INCOME TAXES - Schedule of Components of Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Abstract]
Current income tax expense	$ 299	$ 172	$ 136
Deferred income tax expense	(218)	20	(711)
Income tax (benefit) expense	$ 81	$ 192	$ (575)